Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure of deposits from customers [line items]
Demand	$ 148,199
Notice	760,227
Term	326,969
Total	1,235,395	$ 1,214,136
Personal [member]
Disclosure of deposits from customers [line items]
Demand	22,424
Notice	555,842
Term	56,967
Total	635,233	625,200
Bank Deposits [member]
Disclosure of deposits from customers [line items]
Demand	12,672
Notice	471
Term	9,851
Total	22,994	28,969
Business and government [member]
Disclosure of deposits from customers [line items]
Demand	113,103
Notice	203,914
Term	163,952
Total	480,969	481,164
Trading deposits [member]
Disclosure of deposits from customers [line items]
Term	47,154
Total	47,154	19,177
Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Term	49,045
Total	49,045	59,626
Canada [member]
Disclosure of deposits from customers [line items]
Total	678,425
Canada [member] | Personal [member]
Disclosure of deposits from customers [line items]
Total	282,559
Canada [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	17,813
Canada [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	335,392
Canada [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	25,516
Canada [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	17,145
United States [member]
Disclosure of deposits from customers [line items]
Total	536,969
United States [member] | Personal [member]
Disclosure of deposits from customers [line items]
Total	352,674
United States [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	132
United States [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	143,363
United States [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	13,690
United States [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	27,110
International [member]
Disclosure of deposits from customers [line items]
Total	20,001
International [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	5,049
International [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	2,214
International [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	7,948
International [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	4,790
Domestic Offices [member] | Non interest bearing deposits [member]
Disclosure of deposits from customers [line items]
Total	57,567	55,920
Domestic Offices [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	620,858	604,625
Foreign Offices [member] | Non interest bearing deposits [member]
Disclosure of deposits from customers [line items]
Total	73,353	76,099
Foreign Offices [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	483,608	472,913
US federal funds deposited [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	$ 9	$ 4,579